Main Events (Tables)	12 Months Ended
Jun. 30, 2025
Main Events [Abstract]
Schedule of Consideration	This gain (negative goodwill) consists of the difference between the consideration and the net assets acquired, as shown in the table below:
08/06/2024
Total consideration	6,157
Net assets acquired at fair value	(6,505)
Gain from bargain purchase	(348)

Schedule of Assets and Liabilities

The table below summarizes the consideration paid and the fair value of identifiable assets and liabilities at the acquisition date:

Assets	94.165
Cash and cash equivalents	12
Inventories	433
Recoverable taxes and other credits	2,324
Deferred tax[2]	28,265
Property, plant and equipment[1]	21,314
Right-of-use assets	41,817

Liability	87,660
Loans	31,101
Accounts payable and other obligations	9,994
Leases	44,565
Advance for future capital increase	2,000

Net identifiable assets acquired	6,505

Gain from bargain purchase	(348)

Total, net	6,157

(1)	PP&E acquired at cost amount to R$19,750. The tangible assets assessment report identified an adjustment of R$1,564, increasing the fair value of the fixed assets on the acquisition date to R$21,314.

(2)	The balance presented is net of deferred tax on the identified fair value adjustment, corresponding to the amount of R$532. The Company estimates that it will use the balance within ten years, through its agricultural activities.